Related Party Transactions (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Short Term Debt Bank Loan Three [Member] USD ($)	Dec. 31, 2013 Short Term Debt Bank Loan Three [Member] CNY	Dec. 31, 2013 Joyinn Hotel Investment and Management Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Joyinn Hotel Investment and Management Co., Ltd. [Member] CNY	Dec. 31, 2013 Fuhua Industrial Material Management Co Ltd [Member] USD ($)	Dec. 31, 2013 Fuhua Industrial Material Management Co Ltd [Member] CNY	Dec. 31, 2012 Fuhua Industrial Material Management Co Ltd [Member] CNY	Dec. 31, 2011 Fuhua Industrial Material Management Co Ltd [Member] CNY
Related Party Transaction [Line Items]
Due from Related Parties, Total			$ 2,769	16,760
Debt Instrument Third Party Credit Enhancement Amount	2,788	16,877
Payments for Rent					27	164	153	120
Impairment Of Long Term Deposits			$ 700	4,240